Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Total short-term borrowings	¥ 9,495	¥ 12,307
Unsecured short-term loans from financial institutions | Japanese Yen Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	7,700
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 1,795	¥ 12,307